UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09116
                                                     ---------

                             Van Wagoner Funds, Inc.
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        3 Embarcadero Center, Suite 1120
                             San Francisco, CA 94111
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Elyce Dilworth
                        3 Embarcadero Center, Suite 1120
                             San Francisco, CA 94111
            --------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 415-835-5000
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER SMALL-CAP GROWTH FUND                                                    SEPTEMBER 30, 2006 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES                                                                                   MARKET VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  84.62%

                  AGRICULTURAL OPERATIONS 0.94%
          3,750   The Andersons, Inc.                                                     $       128,063
                                                                                          ----------------

                  AUTO/TRUCK PARTS & EQUIPMENT 0.02%
            200   Fuel Systems Solutions, Inc.*                                                     2,544
                                                                                          ----------------

                  BATTERIES/BATTERY SYSTEMS 1.09%
          4,000   Energy Conversion Devices, Inc.*                                                148,160
                                                                                          ----------------

                  BEVERAGES-NON-ALCOHOLIC 0.79%
          3,300   Hansen Natural Corp.*                                                           107,184
                                                                                          ----------------

                  CELLULAR TELECOMMUNICATIONS 0.79%
         39,900   Airspan Networks, Inc.*                                                         107,331
                                                                                          ----------------

                  CHEMICALS-FIBERS 1.31%
          7,000   Zoltek Cos., Inc.*                                                              178,850
                                                                                          ----------------

                  COMMERCIAL SERVICES 1.05%
          8,500   Quanta Services, Inc.*                                                          143,310
                                                                                          ----------------

                  COMMUNICATIONS SOFTWARE 2.07%
         17,500   InPhonic, Inc.*                                                                 138,600
         10,000   Smith Micro Software, Inc.*                                                     143,800
                                                                                          ----------------
                                                                                                  282,400
                                                                                          ----------------

                  COMPUTERS 3.00%
          3,000   Apple Computer, Inc.*                                                           231,090
          6,500   Rackable Systems, Inc.*                                                         177,905
                                                                                          ----------------
                                                                                                  408,995
                                                                                          ----------------

                  COMPUTERS-INTEGRATED SYSTEMS 1.04%
         20,000   Brocade Communications Systems, Inc.*                                           141,200
                                                                                          ----------------

                  DATA PROCESSING/MANAGEMENT 0.33%
          2,500   CommVault Systems, Inc.*                                                         45,000
                                                                                          ----------------

                  DECISION SUPPORT SOFTWARE 2.16%
         12,500   Interactive Intelligence, Inc.*                                                 144,500
         14,000   Wind River Systems, Inc.*                                                       149,940
                                                                                          ----------------
                                                                                                  294,440
                                                                                          ----------------

                  E-COMMERCE/SERVICES 0.90%
         25,000   Move, Inc.*                                                                     122,750
                                                                                          ----------------

                  E-MARKETING/INFORMATION 1.03%
          2,750   Digital River, Inc.*                                                            140,580
                                                                                          ----------------

                  E-SERVICES/CONSULTING 0.91%
          8,000   RightNow Technologies, Inc.*                                                    124,880
                                                                                          ----------------

                  ELECTRONIC COMPONENTS-SEMICONDUCTORS 9.92%
         57,500   Bookham, Inc.*                                                                  185,150
          3,250   Diodes, Inc.*                                                                   140,302
         37,500   EMCORE Corp.*                                                                   222,000
          6,000   MEMC Electronic Materials, Inc.*                                                219,780
         75,000   Mindspeed Technologies, Inc.*                                                   129,750
         20,000   PMC-Sierra, Inc.*                                                               118,800
         12,500   Silicon Image, Inc.*                                                            159,000
         11,000   Volterra Semiconductor Corp.*                                                   178,750
                                                                                          ----------------
                                                                                                1,353,532
                                                                                          ----------------

                  ELECTRONIC MEASURING INSTRUMENTS 2.39%
         25,000   Aehr Test Systems*                                                              185,000
          8,500   Eagle Test Systems, Inc.*                                                       140,420
                                                                                          ----------------
                                                                                                  325,420
                                                                                          ----------------

                  ENERGY-ALTERNATE SOURCES 3.54%
          6,500   Aventine Renewable Energy Holdings, Inc.*                                       139,035
          7,500   SunPower Corp. - Class A*                                                       208,050
          8,500   VeraSun Energy Corp.*                                                           136,425
                                                                                          ----------------
                                                                                                  483,510
                                                                                          ----------------

                  ENTERPRISE SOFTWARE/SERVICES 1.11%
         10,000   BEA Systems, Inc.*                                                              152,000
                                                                                          ----------------

                  FOOD PROCESSORS 0.94%
          6,000   MGP Ingredients, Inc.                                                           127,620
                                                                                          ----------------

                  INTERNET CONNECTIVITY SERVICES 1.67%
         15,000   Internap Network Services Corp.*                                                228,300
                                                                                          ----------------

                  INTERNET CONTENT-INFORMATION/NEWS 2.34%
          2,000   Baidu.com ADR*                                                                  175,080
         15,000   CNET Networks, Inc.*                                                            143,700
                                                                                          ----------------
                                                                                                  318,780
                                                                                          ----------------

                  INTERNET INFRASTRUCTURE SOFTWARE 3.35%
          3,500   Akamai Technologies, Inc.*                                                      174,965
          2,750   F5 Networks, Inc.*                                                              147,730
         50,000   TeleCommunication Systems, Inc. - Class A*                                      134,500
                                                                                          ----------------
                                                                                                  457,195
                                                                                          ----------------

                  MACHINERY-CONSTRUCTION & MINING 3.20%
          3,500   Bucyrus International, Inc. - Class A                                           148,470
          3,750   Joy Global, Inc.                                                                141,038
          3,250   Terex Corp.*                                                                    146,965
                                                                                          ----------------
                                                                                                  436,473
                                                                                          ----------------

                  NETWORKING PRODUCTS 1.26%
          9,500   Atheros Communications, Inc.*                                                   172,235
                                                                                          ----------------

                  NON-FERROUS METALS 1.02%
          5,500   Titanium Metals Corp.*                                                          139,040
                                                                                          ----------------

                  OPTICAL SUPPLIES 1.00%
          8,000   Oakley, Inc.                                                                    136,400
                                                                                          ----------------

                  POWER CONVERSION/SUPPLY EQUIPMENT 1.98%
         88,400   Capstone Turbine Corp.*                                                         124,644
         45,000   Distributed Energy Systems Corp.*                                               145,350
                                                                                          ----------------
                                                                                                  269,994
                                                                                          ----------------

                  RETAIL-APPAREL/SHOES 1.07%
          5,000   Aeropostale, Inc.*                                                              146,150
                                                                                          ----------------

                  SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS 3.12%
         15,000   Marvell Technology Group Ltd.*                                                  290,550
         62,500   WJ Communications, Inc.*                                                        135,000
                                                                                          ----------------
                                                                                                  425,550
                                                                                          ----------------

                  SEMICONDUCTOR EQUIPMENT 2.40%
          4,500   FormFactor, Inc.*                                                               189,585
          3,750   Varian Semiconductor Equipment Associates, Inc.*                                137,625
                                                                                          ----------------
                                                                                                  327,210
                                                                                          ----------------

                  TELECOMMUNICATION EQUIPMENT 4.52%
        228,400   Sunrise Telecom, Inc.*                                                          479,640
         12,500   Tellabs, Inc.*                                                                  137,000
                                                                                          ----------------
                                                                                                  616,640
                                                                                          ----------------

                  TELECOMMUNICATION EQUIPMENT-FIBER OPTICS 7.95%
        107,500   Avanex Corp.*                                                                   185,975
         15,000   C-COR, Inc.*                                                                    128,700
          7,500   Ciena Corp.*                                                                    204,383
         40,000   Finisar Corp.*                                                                  145,200
         77,500   JDS Uniphase Corp.*                                                             169,725
         12,500   Oplink Communications, Inc.*                                                    249,750
                                                                                          ----------------
                                                                                                1,083,733
                                                                                          ----------------

                  TELECOMMUNICATION SERVICES 2.23%
          6,000   SAVVIS, Inc.*                                                                   171,000
          7,000   Time Warner Telecom, Inc. - Class A*                                            133,070
                                                                                          ----------------
                                                                                                  304,070
                                                                                          ----------------

                  TELEPHONE-INTEGRATED 3.66%
         10,000   Alaska Communications Systems Group, Inc.                                       132,700
         27,500   Level 3 Communications, Inc.*                                                   147,125
         45,000   XO Holdings, Inc.*                                                              219,600
                                                                                          ----------------
                                                                                                  499,425
                                                                                          ----------------

                  TRANSPORTATION-MARINE 1.20%
          2,750   American Commercial Lines, Inc.*                                                163,487
                                                                                          ----------------

                  WEB HOSTING/DESIGN 0.99%
          2,250   Equinix, Inc.*                                                                  135,225
                                                                                          ----------------

                  WEB PORTALS/INTERNET SERVICE PROVIDERS 2.50%
         12,500   GigaMedia Ltd.*                                                                 140,000
            500   Google, Inc. - Class A*                                                         200,950
                                                                                          ----------------
                                                                                                  340,950
                                                                                          ----------------

                  WIRELESS EQUIPMENT 3.83%
         20,000   Carrier Access Corp.*                                                           142,000
          8,600   China Techfaith Wireless Communication Technology Ltd. ADR*                      68,628
          4,250   InterDigital Communications Corp.*                                              144,925
         37,500   Stratex Networks, Inc.*                                                         166,500
                                                                                          ----------------
                                                                                                  522,053
                                                                                          ----------------

                  TOTAL COMMON  STOCKS
                     (Cost $10,632,953)                                                        11,540,679
                                                                                          ----------------

SHORT-TERM INVESTMENT 17.80%

                  PNC Bank Money Market Account, 4.84%                                          2,428,347
                                                                                          ----------------
                  TOTAL SHORT-TERM INVESTMENT
                     (Cost $2,428,347)                                                          2,428,347
                                                                                          ----------------


                  TOTAL INVESTMENTS 102.42%
                     (Cost $13,061,300) (a)                                                    13,969,026

                  LIABILITIES IN EXCESS OF OTHER ASSETS  (2.42)%                                 (330,594)
                                                                                          ----------------

NET ASSETS   100.00%                                                                      $    13,638,432
                                                                                          ================


                  (a)    Aggregage  cost is  $13,061,300.  The gross  unrealized
                         appreciation (depreciation) is as follows:
                                          Gross unrealized appreciation      $ 1,080,035
                                          Gross unrealized depreciation         (172,309)
                                                                          ---------------
                                            Net unrealized appreciation      $   907,726
                                                                          ===============

                  *   Non-income producing
                  ADR - American Depository Receipt


               SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER GROWTH OPPORTUNITIES FUND                                               SEPTEMBER 30, 2006 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                                   MARKET VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  87.88%

                  AGRICULTURAL OPERATIONS 0.99%
          3,500   The Andersons, Inc.                                                     $       119,525
                                                                                          ----------------

                  APPAREL MANUFACTURERS 2.12%
          3,000   Phillips-Van Heusen Corp.                                                       125,310
          2,000   Polo Ralph Lauren Corp.                                                         129,380
                                                                                          ----------------
                                                                                                  254,690
                                                                                          ----------------

                  AUTO/TRUCK PARTS & EQUIPMENT 0.02%
            200   Fuel Systems Solutions, Inc.*                                                     2,544
                                                                                          ----------------

                  BATTERIES/BATTERY SYSTEMS 1.15%
          3,750   Energy Conversion Devices, Inc.*                                                138,900
                                                                                          ----------------

                  BEVERAGES-NON-ALCOHOLIC 0.84%
          3,100   Hansen Natural Corp.*                                                           100,688
                                                                                          ----------------

                  CELLULAR TELECOMMUNICATIONS 0.81%
         36,300   Airspan Networks, Inc.*                                                          97,647
                                                                                          ----------------

                  CHEMICALS-FIBERS 1.70%
          8,000   Zoltek Cos., Inc.*                                                              204,400
                                                                                          ----------------

                  COMMERCIAL SERVICES 1.05%
          7,500   Quanta Services, Inc.*                                                          126,450
                                                                                          ----------------

                  COMMUNICATIONS SOFTWARE 1.20%
         10,000   Smith Micro Software, Inc.*                                                     143,800
                                                                                          ----------------

                  COMPUTERS 4.21%
          2,750   Apple Computer, Inc.*                                                           211,832
          5,750   Rackable Systems, Inc.*                                                         157,378
         27,500   Sun Microsystems, Inc.*                                                         136,675
                                                                                          ----------------
                                                                                                  505,885
                                                                                          ----------------

                  COMPUTERS-INTEGRATED SYSTEMS 1.17%
         20,000   Brocade Communications Systems, Inc.*                                           141,200
                                                                                          ----------------

                  DATA PROCESSING/MANAGEMENT 0.37%
          2,500   CommVault Systems, Inc.*                                                         45,000
                                                                                          ----------------

                  DECISION SUPPORT SOFTWARE 1.11%
         12,500   Wind River Systems, Inc.*                                                       133,875
                                                                                          ----------------

                  E-COMMERCE/SERVICES 1.02%
         25,000   Move, Inc.*                                                                     122,750
                                                                                          ----------------

                  E-MARKETING/INFORMATION 1.06%
          2,500   Digital River, Inc.*                                                            127,800
                                                                                          ----------------

                  ELECTRONIC COMPONENTS-SEMICONDUCTORS 7.93%
         52,500   Bookham, Inc.*                                                                  169,050
          3,000   Diodes, Inc.*                                                                   129,510
         35,700   EMCORE Corp.*                                                                   211,344
          4,250   MEMC Electronic Materials, Inc.*                                                155,678
          4,250   NVIDIA Corp.*                                                                   125,758
         10,000   Volterra Semiconductor Corp.*                                                   162,500
                                                                                          ----------------
                                                                                                  953,840
                                                                                          ----------------

                  ELECTRONIC MEASURING INSTRUMENTS 2.04%
         15,300   Aehr Test Systems*                                                              113,220
          8,000   Eagle Test Systems, Inc.*                                                       132,160
                                                                                          ----------------
                                                                                                  245,380
                                                                                          ----------------

                  ENERGY-ALTERNATE SOURCES 3.29%
          6,000   Aventine Renewable Energy Holdings, Inc.*                                       128,340
          5,000   SunPower Corp. - Class A*                                                       138,700
          8,000   VeraSun Energy Corp.*                                                           128,400
                                                                                          ----------------
                                                                                                  395,440
                                                                                          ----------------

                  ENTERPRISE SOFTWARE/SERVICES 1.14%
          9,000   BEA Systems, Inc.*                                                              136,800
                                                                                          ----------------

                  FOOD PROCESSORS 0.97%
          5,500   MGP Ingredients, Inc.                                                           116,985
                                                                                          ----------------

                  INTERNET CONNECTIVITY SERVICES 1.39%
         11,000   Internap Network Services Corp.*                                                167,420
                                                                                          ----------------

                  INTERNET CONTENT-INFORMATION/NEWS 2.27%
          1,750   Baidu.com ADR*                                                                  153,195
         12,500   CNET Networks, Inc.*                                                            119,750
                                                                                          ----------------
                                                                                                  272,945
                                                                                          ----------------

                  INTERNET INFRASTRUCTURE SOFTWARE 3.90%
          4,000   Akamai Technologies, Inc.*                                                      199,960
          2,500   F5 Networks, Inc.*                                                              134,300
         15,000   TIBCO Software, Inc.*                                                           134,700
                                                                                          ----------------
                                                                                                  468,960
                                                                                          ----------------

                  MACHINERY-CONSTRUCTION & MINING 3.28%
          3,000   Bucyrus International, Inc. - Class A                                           127,260
          3,500   Joy Global, Inc.                                                                131,635
          3,000   Terex Corp.*                                                                    135,660
                                                                                          ----------------
                                                                                                  394,555
                                                                                          ----------------

                  NETWORKING PRODUCTS 1.28%
          8,500   Atheros Communications, Inc.*                                                   154,105
                                                                                          ----------------

                  NON-FERROUS METALS 1.05%
          5,000   Titanium Metals Corp.*                                                          126,400
                                                                                          ----------------

                  POWER CONVERSION/SUPPLY EQUIPMENT 2.02%
         80,400   Capstone Turbine Corp.*                                                         113,364
         40,000   Distributed Energy Systems Corp.*                                               129,200
                                                                                          ----------------
                                                                                                  242,564
                                                                                          ----------------

                  SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS 6.33%
         20,000   Atmel Corp.*                                                                    120,800
          8,250   Cypress Semiconductor Corp.*                                                    146,602
         12,500   Marvell Technology Group Ltd.*                                                  242,125
          6,500   Power Integrations, Inc.*                                                       127,400
         57,500   WJ Communications, Inc.*                                                        124,200
                                                                                          ----------------
                                                                                                  761,127
                                                                                          ----------------

                  SEMICONDUCTOR EQUIPMENT 4.82%
          6,000   ASML Holdings NV*                                                               139,680
          4,500   FormFactor, Inc.*                                                               189,585
          3,500   Tessera Technologies, Inc.*                                                     121,730
          3,500   Varian Semiconductor Equipment Associates, Inc.*                                128,450
                                                                                          ----------------
                                                                                                  579,445
                                                                                          ----------------

                  TELECOMMUNICATION EQUIPMENT 4.69%
        203,700   Sunrise Telecom, Inc.*                                                          427,770
         12,500   Tellabs, Inc.*                                                                  137,000
                                                                                          ----------------
                                                                                                  564,770
                                                                                          ----------------

                  TELECOMMUNICATION EQUIPMENT-FIBER OPTICS 7.74%
        100,000   Avanex Corp.*                                                                   173,000
         13,750   C-COR, Inc.*                                                                    117,975
          7,000   Ciena Corp.*                                                                    190,750
         37,500   Finisar Corp.*                                                                  136,125
         70,000   JDS Uniphase Corp.*                                                             153,300
          8,000   Oplink Communications, Inc.*                                                    159,840
                                                                                          ----------------
                                                                                                  930,990
                                                                                          ----------------

                  TELECOMMUNICATION SERVICES 2.88%
          5,500   SAVVIS, Inc.*                                                                   156,750
         10,000   Time Warner Telecom, Inc. - Class A*                                            190,100
                                                                                          ----------------
                                                                                                  346,850
                                                                                          ----------------

                  TELEPHONE-INTEGRATED 2.23%
         25,000   Level 3 Communications, Inc.*                                                   133,750
         27,500   XO Holdings, Inc.*                                                              134,200
                                                                                          ----------------
                                                                                                  267,950
                                                                                          ----------------

                  TRANSPORTATION-MARINE 1.24%
          2,500   American Commercial Lines, Inc.*                                                148,625
                                                                                          ----------------

                  WEB HOSTING/DESIGN 1.75%
          3,500   Equinix, Inc.*                                                                  210,350
                                                                                          ----------------

                  WEB PORTALS/INTERNET SERVICE PROVIDERS 2.72%
         11,250   GigaMedia Ltd.*                                                                 126,000
            500   Google, Inc. - Class A*                                                         200,950
                                                                                          ----------------
                                                                                                  326,950
                                                                                          ----------------

                  WIRELESS EQUIPMENT 4.10%
         20,000   Carrier Access Corp.*                                                           142,000
          7,500   China Techfaith Wireless Communication Technology Ltd. ADR*                      59,850
          4,000   InterDigital Communications Corp.*                                              136,400
         35,000   Stratex Networks, Inc.*                                                         155,400
                                                                                          ----------------
                                                                                                  493,650
                                                                                          ----------------

                  TOTAL COMMON  STOCKS
                     (Cost $9,683,291)                                                         10,571,255
                                                                                          ----------------

SHORT-TERM INVESTMENT 13.00%

                  PNC Bank Money Market Account, 4.84%                                          1,563,482
                                                                                          ----------------
                  TOTAL SHORT-TERM INVESTMENT
                     (Cost $1,563,482)                                                          1,563,482
                                                                                          ----------------


                  TOTAL INVESTMENTS 100.88%
                     (Cost $11,246,773) (a)                                                    12,134,737
                                                                                          ----------------

                  LIABILITIES IN EXCESS OF OTHER ASSETS  (0.88)%                                 (105,590)
                                                                                          ----------------

NET ASSETS   100.00%                                                                      $    12,029,147
                                                                                          ================


                  (a)    Aggregate  cost is  $11,246,773.  The gross  unrealized
                         appreciation (depreciation) is as follows:
                                             Gross unrealized appreciation     $ 1,010,980
                                             Gross unrealized depreciation        (123,016)
                                                                           ----------------
                                               Net unrealized appreciation     $   887,964
                                                                           ================

                  *  Non-income producing
                  ADR American-Depository Receipt


               SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER EMERGING GROWTH FUND                                                 SEPTEMBER 30, 2006 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES                                                                                   MARKET VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  87.99%

                  AGRICULTURAL OPERATIONS 0.93%
         10,000   The Andersons, Inc.                                                     $       341,500
                                                                                          ----------------

                  AUTO/TRUCK PARTS & EQUIPMENT 0.02%
            700   Fuel Systems Solutions, Inc.*                                                     8,904
                                                                                          ----------------

                  BATTERIES/BATTERY SYSTEMS 1.52%
         15,000   Energy Conversion Devices, Inc.*                                                555,600
                                                                                          ----------------

                  BEVERAGES-NON-ALCOHOLIC 0.85%
          9,550   Hansen Natural Corp.*                                                           310,184
                                                                                          ----------------

                  CELLULAR TELECOMMUNICATIONS 0.80%
        108,800   Airspan Networks, Inc.*                                                         292,672
                                                                                          ----------------

                  CHEMICALS-FIBERS 1.39%
         20,000   Zoltek Cos., Inc.*                                                              511,000
                                                                                          ----------------

                  COMMERCIAL SERVICES 1.04%
         22,500   Quanta Services, Inc.*                                                          379,350
                                                                                          ----------------

                  COMMUNICATIONS SOFTWARE 1.08%
         27,500   Smith Micro Software, Inc.*                                                     395,450
                                                                                          ----------------

                  COMPUTER GRAPHICS 1.02%
         16,000   Trident Microsystems, Inc.*                                                     372,160
                                                                                          ----------------

                  COMPUTER SERVICES 1.08%
         74,000   LivePerson, Inc.*                                                               397,380
                                                                                          ----------------

                  COMPUTERS 3.90%
          7,500   Apple Computer, Inc.*                                                           577,725
         17,500   Rackable Systems, Inc.*                                                         478,975
         75,000   Sun Microsystems, Inc.*                                                         372,750
                                                                                          ----------------
                                                                                                1,429,450
                                                                                          ----------------

                  COMPUTERS-INTEGRATED SYSTEMS 1.06%
         55,000   Brocade Communications Systems, Inc.*                                           388,300
                                                                                          ----------------

                  DATA PROCESSING/MANAGEMENT 0.25%
          5,000   CommVault Systems, Inc.*                                                         90,000
                                                                                          ----------------

                  DECISION SUPPORT SOFTWARE 1.17%
         40,000   Wind River Systems, Inc.*                                                       428,400
                                                                                          ----------------

                  E-COMMERCE/SERVICES 1.01%
         75,000   Move, Inc.*                                                                     368,250
                                                                                          ----------------

                  E-MARKETING/INFORMATION 1.74%
         12,500   Digital River, Inc.*                                                            639,000
                                                                                          ----------------

                  ELECTRONIC COMPONENTS-SEMICONDUCTORS 7.58%
        160,000   Bookham, Inc.*                                                                  515,200
          8,500   Diodes, Inc.*                                                                   366,945
         98,874   EMCORE Corp.*                                                                   585,334
         12,500   MEMC Electronic Materials, Inc.*                                                457,875
         35,000   PLX Technology, Inc.*                                                           362,950
         30,000   Volterra Semiconductor Corp.*                                                   487,500
                                                                                          ----------------
                                                                                                2,775,804
                                                                                          ----------------

                  ELECTRONIC MEASURING INSTRUMENTS 2.02%
         44,254   Aehr Test Systems*                                                              327,480
         25,000   Eagle Test Systems, Inc.*                                                       413,000
                                                                                          ----------------
                                                                                                  740,480
                                                                                          ----------------

                  ENERGY-ALTERNATE SOURCES 3.40%
         20,000   Aventine Renewable Energy Holdings, Inc.*                                       427,800
         15,000   SunPower Corp. - Class A*                                                       416,100
         25,000   VeraSun Energy Corp.*                                                           401,250
                                                                                          ----------------
                                                                                                1,245,150
                                                                                          ----------------

                  ENTERPRISE SOFTWARE/SERVICES 2.25%
         27,500   BEA Systems, Inc.*                                                              418,000
         30,000   Informatica Corp.*                                                              407,700
                                                                                          ----------------
                                                                                                  825,700
                                                                                          ----------------
                  FOOD PROCESSORS 1.02%
         17,500   MGP Ingredients, Inc.                                                           372,225
                                                                                          ----------------

                  INTERNET CONNECTIVITY SERVICES 1.35%
         32,500   Internap Network Services Corp.*                                                494,650
                                                                                          ----------------

                  INTERNET CONTENT-INFORMATION/NEWS 2.36%
          5,500   Baidu.com ADR*                                                                  481,470
         40,000   CNET Networks, Inc.*                                                            383,200
                                                                                          ----------------
                                                                                                  864,670
                                                                                          ----------------

                  INTERNET INFRASTRUCTURE SOFTWARE 2.33%
          9,000   Akamai Technologies, Inc.*                                                      449,910
          7,500   F5 Networks, Inc.*                                                              402,900
                                                                                          ----------------
                                                                                                  852,810
                                                                                          ----------------

                  MACHINERY-CONSTRUCTION & MINING 3.30%
         10,000   Bucyrus International, Inc. - Class A                                           424,200
         10,000   Joy Global, Inc.                                                                376,100
          9,000   Terex Corp.*                                                                    406,980
                                                                                          ----------------
                                                                                                1,207,280
                                                                                          ----------------

                  MEDICAL INSTRUMENTS 1.10%
         20,000   NuVasive, Inc.*                                                                 402,200
                                                                                          ----------------

                  NETWORKING PRODUCTS 1.24%
         25,000   Atheros Communications, Inc.*                                                   453,250
                                                                                          ----------------

                  NON-FERROUS METALS 1.04%
         15,000   Titanium Metals Corp.*                                                          379,200
                                                                                          ----------------

                  POWER CONVERSION/SUPPLY EQUIPMENT 2.03%
        241,200   Capstone Turbine Corp.*                                                         340,092
        125,000   Distributed Energy Systems Corp.*                                               403,750
                                                                                          ----------------
                                                                                                  743,842
                                                                                          ----------------

                  RETAIL-APPAREL/SHOES 2.12%
          5,500   Abercrombie & Fitch Co. - Class A                                               382,140
          9,000   American Eagle Outfitters, Inc.                                                 394,470
                                                                                          ----------------
                                                                                                  776,610
                                                                                          ----------------

                  SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS 4.04%
         47,500   ANADIGICS, Inc.*                                                                340,100
         40,000   Marvell Technology Group Ltd.*                                                  774,800
        170,000   WJ Communications, Inc.*                                                        367,200
                                                                                          ----------------
                                                                                                1,482,100
                                                                                          ----------------

                  SEMICONDUCTOR EQUIPMENT 2.88%
         12,000   FormFactor, Inc.*                                                               505,560
         15,000   Varian Semiconductor Equipment Associates, Inc.*                                550,500
                                                                                          ----------------
                                                                                                1,056,060
                                                                                          ----------------

                  TELECOMMUNICATION EQUIPMENT 5.50%
         17,500   Anaren, Inc.*                                                                   368,725
        587,900   Sunrise Telecom, Inc.*                                                        1,234,590
         37,500   Tellabs, Inc.*                                                                  411,000
                                                                                          ----------------
                                                                                                2,014,315
                                                                                          ----------------

                  TELECOMMUNICATION EQUIPMENT-FIBER OPTICS 7.81%
        350,000   Avanex Corp.*                                                                   605,500
         42,500   C-COR, Inc.*                                                                    364,650
         20,000   Ciena Corp.*                                                                    545,000
        110,000   Finisar Corp.*                                                                  399,300
        205,000   JDS Uniphase Corp.*                                                             448,950
         25,000   Oplink Communications, Inc.*                                                    499,500
                                                                                          ----------------
                                                                                                2,862,900
                                                                                          ----------------

                  TELECOMMUNICATION SERVICES 2.59%
         20,000   SAVVIS, Inc.*                                                                   570,000
         20,000   Time Warner Telecom, Inc. - Class A*                                            380,200
                                                                                          ----------------
                                                                                                  950,200
                                                                                          ----------------

                  TELEPHONE-INTEGRATED 2.60%
        105,000   Level 3 Communications, Inc.*                                                   561,750
         80,000   XO Holdings, Inc.*                                                              390,400
                                                                                          ----------------
                                                                                                  952,150
                                                                                          ----------------

                  TRANSPORTATION-MARINE 1.15%
          7,100   American Commercial Lines, Inc.*                                                422,095
                                                                                          ----------------

                  WEB HOSTING/DESIGN 0.98%
          6,000   Equinix, Inc.*                                                                  360,600
                                                                                          ----------------

                  WEB PORTALS/INTERNET SERVICE PROVIDERS 2.64%
         32,500   GigaMedia Ltd.*                                                                 364,000
          1,500   Google, Inc. - Class A*                                                         602,850
                                                                                          ----------------
                                                                                                  966,850
                                                                                          ----------------

                  WIRELESS EQUIPMENT 5.80%
         10,000   American Tower Corp. - Class A*                                                 365,000
         55,000   Carrier Access Corp.*                                                           390,500
         21,400   China Techfaith Wireless Communication Technology Ltd. ADR*                     170,772
         11,500   InterDigital Communications Corp.*                                              392,150
         10,000   QUALCOMM, Inc.                                                                  363,500
        100,000   Stratex Networks, Inc.*                                                         444,000
                                                                                          ----------------
                                                                                                2,125,922
                                                                                          ----------------

                  TOTAL COMMON  STOCKS
                     (Cost $29,118,128)                                                        32,234,663
                                                                                          ----------------

SHORT-TERM INVESTMENT 15.78%

                  PNC Bank Money Market Account, 4.84%                                          5,783,112
                                                                                          ----------------
                  TOTAL SHORT-TERM INVESTMENT
                     (Cost $5,783,112)                                                          5,783,112
                                                                                          ----------------


                  TOTAL INVESTMENTS 103.77%
                     (Cost $34,901,240) (a)                                                    38,017,775
                                                                                          ----------------

                  LIABILITIES IN EXCESS OF OTHER ASSETS  (3.77)%                               (1,382,608)
                                                                                          ----------------

NET ASSETS   100.00%                                                                      $    36,635,167
                                                                                          ================


                  (a)    Aggregate  cost is  $34,901,240.  The gross  unrealized
                         appreciation (depreciation) is as follows:
                                            Gross unrealized appreciation       $ 3,321,786
                                            Gross unrealized depreciation          (205,251)
                                                                            ----------------
                                              Net unrealized appreciation       $ 3,116,535
                                                                            ================

                  *  Non-income producing
                  ADR American-Depository Receipt


               SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS (IN LIQUIDATION)

VAN WAGONER POST-VENTURE FUND                                                          SEPTEMBER 30, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
                                                                                                    MARKET VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 101.96%

                   PNC Bank Money Market Account, 4.84%                                          $         2,182,871
                                                                                                 --------------------
                   TOTAL SHORT-TERM INVESTMENT
                      (Cost $2,182,871)                                                                    2,182,871
                                                                                                 --------------------


                   TOTAL INVESTMENTS 101.96%
                      (Cost $2,182,871) (a)                                                                2,182,871

                   LIABILITIES IN EXCESS OF OTHER ASSETS  (1.96)%                                            (42,041)
                                                                                                 --------------------

NET ASSETS   100.00%                                                                             $         2,140,830
                                                                                                 ====================


                   (a)    Aggregate  cost is  $2,182,871.  The gross  unrealized
                          appreciation (depreciation) is as follows:
                                     Gross unrealized appreciation      $            -
                                     Gross unrealized depreciation                   -
                                                                        ---------------
                                       Net unrealized appreciation      $            -
                                                                        ===============


                             SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS (IN LIQUIDATION)

VAN WAGONER MID-CAP GROWTH FUND                                          SEPTEMBER 30, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------
                                                                                         MARKET VALUE
---------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENT 101.94%

                   PNC Bank Money Market Account, 4.84%                               $        1,326,417
                                                                                      -------------------
                   TOTAL SHORT-TERM INVESTMENT
                      (Cost $1,326,417)                                                        1,326,417
                                                                                      -------------------


                   TOTAL INVESTMENTS 101.94%
                      (Cost $1,326,417) (a)                                                    1,326,417

                   LIABILITIES IN EXCESS OF OTHER ASSETS  (1.94)%                                (25,263)
                                                                                      -------------------

NET ASSETS   100.00%                                                                  $        1,301,154
                                                                                      ===================


                   (a)    Aggregate  cost is  $1,326,417.  The gross  unrealized
                          appreciation (depreciation) is as follows:
                                      Gross unrealized appreciation     $              -
                                      Gross unrealized depreciation                    -
                                                                        -----------------
                                        Net unrealized appreciation     $              -
                                                                        =================

                             SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS (IN LIQUIDATION)

VAN WAGONER TECHNOLOGY FUND                                                     SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------
                                                                                           MARKET VALUE
--------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 101.74%

                  PNC Bank Money Market Account, 4.84%                                $         2,087,872
                                                                                      --------------------
                  TOTAL SHORT-TERM INVESTMENT
                     (Cost $2,087,872)                                                          2,087,872
                                                                                      --------------------


                  TOTAL INVESTMENTS 101.74%
                     (Cost $2,087,872) (a)                                                      2,087,872

                  LIABILITIES IN EXCESS OF OTHER ASSETS  (1.74)%                                  (35,688)
                                                                                      --------------------

NET ASSETS   100.00%                                                                  $         2,052,184
                                                                                      ====================


                  (a)    Aggregate  cost is  $2,087,872.  The  gross  unrealized
                         appreciation (depreciation) is as follows:
                                          Gross unrealized appreciation      $             -
                                          Gross unrealized depreciation                    -
                                                                             ----------------
                                            Net unrealized appreciation      $             -
                                                                             ================

                         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

NOTES TO SCHEDULES OF INVESTMENTS
================================================================================
VAN WAGONER FUNDS, INC.
SEPTEMBER 30, 2006 (UNAUDITED)

INVESTMENT VALUATION - Securities held by the Funds are valued based on their current market value. Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Securities for which there were no transactions are valued at the closing bid prices. Securities sold short for which there were no transactions are valued at the closing ask prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. The Funds value debt securities maturing within 60 days at amortized cost. If market prices are not readily available for particular securities, including private equity securities, the Funds price these securities at their fair value.

The Board of Directors has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Company calculates net asset value, the Adviser (or independent directors in the case of private equity securities) will determine the security's fair value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

TAX DISCLOSURE - No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2006. The Funds intend to retain capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. For federal income tax purposes, the Funds had capital loss carryovers at December 31, 2005 as follows:

  DATE OF        SMALL-CAP          GROWTH           EMERGING                            MID-CAP
 EXPIRATION        GROWTH        OPPORTUNITIES        GROWTH         POST-VENTURE        GROWTH         TECHNOLOGY
-------------  ---------------  ----------------  ----------------  ---------------- ---------------- ----------------
    2008         $          -      $          -     $           -     $ 102,956,968    $  24,471,573    $  48,047,032

    2009                    -                 -       239,446,921       208,568,549      119,593,823      188,389,347

    2010           24,978,726                 -       174,822,268       167,738,630       56,452,576      132,184,745

    2011           19,406,798                 -        73,869,977        49,142,144        7,417,678       37,716,740

    2012            5,158,565         1,107,300        23,566,789         9,057,950        3,856,091        7,074,062

    2013              679,356                 -         9,299,078         4,860,259        2,323,021        4,295,919
-------------  ---------------  ----------------  ----------------  ---------------- ---------------- ----------------
   Total         $ 50,223,445      $  1,107,300     $ 521,005,033     $ 542,324,500    $ 214,114,762    $ 417,707,845
               ===============  ================  ================  ================ ================ ================

As of December 31, 2005, the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds had $55,823, $327,224 and $2,017,267, respectively of post-October 2005 capital losses, which are deferred until 2006 for federal tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Wagoner Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Elyce D. Dilworth
                         -------------------------------------------------------
                                    Elyce D. Dilworth,
                                    Chief Executive Officer &
                                    Chief Financial Officer
                                    (principal executive officer)

Date                                November 10, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Elyce D. Dilworth
                         -------------------------------------------------------
                                    Elyce D. Dilworth,
                                    Chief Executive Officer &
                                    Chief Financial Officer
                                    (principal executive officer &
                                    principal financial officer)

Date                                November 10, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.